Mergers, Acquisitions and Divestitures (Details) $ in Millions		3 Months Ended			6 Months Ended
	Oct. 26, 2025 Rate	Jun. 30, 2026 USD ($) Customer	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Jun. 30, 2026 USD ($) Customer	Jun. 30, 2025 USD ($)	Jun. 01, 2026 USD ($)	Dec. 09, 2021 USD ($)
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration transferred					$ 27
Debt instrument, face amount		$ 94			94
Interest income		3	$ 22		15	$ 44
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less), and Goodwill							$ 319
Disposal Group, Disposed of by Sale | Homeowner Services Group
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Consideration								$ 1,275
Interest income		20		$ 20	9	$ 40
Disposal Group, Disposed of by Sale | Homeowner Services Group | Secured Seller Promissory Note
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Debt instrument, face amount								$ 795
Interest rate								10.00%
New Jersey American Water
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Assets					35
Liabilities		$ 8			$ 8
Water and Wastewater Services
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Number of customers | Customer		5,700			5,700
Essential Utilities, Inc.
Schedule of Business Combinations, Asset Acquisition And Divestitures By Acquisition [Line Items]
Merger transaction, share exchange ratio | Rate	30.50%
Merger related costs		$ 4			$ 9